Document and Entity Information Document and Entity Information	May 10, 2023
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 10, 2023
Entity Registrant Name	Fiesta Restaurant Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35373
Entity Tax Identification Number	90-0712224
Entity Address, Address Line One	14800 Landmark Boulevard, Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	972
Local Phone Number	702-9300
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FRGI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001534992
Amendment Flag	false